Related Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			0 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 29, 2010 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2012 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2011 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2012 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2011 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Dec. 31, 2011 Chase NMTC Verso Investment Fund, LLC Variable Interest Entity, Primary Beneficiary	Sep. 30, 2012 Management Agreement	Dec. 31, 2011 Management Agreement	Dec. 31, 2011 XPEDX and its Affiliated Companies	Dec. 31, 2010 XPEDX and its Affiliated Companies	Dec. 31, 2009 XPEDX and its Affiliated Companies	Sep. 30, 2012 Verso Paper Finance Holdings LLC	Sep. 30, 2011 Verso Paper Finance Holdings LLC	Sep. 30, 2012 Verso Paper Finance Holdings LLC	Sep. 30, 2011 Verso Paper Finance Holdings LLC	Dec. 31, 2011 Verso Paper Finance Holdings LLC	Sep. 30, 2012 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Sep. 30, 2011 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2011 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2010 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2009 Verso Paper Finance Holdings LLC Senior Unsecured Term Loan	Dec. 31, 2009 Verso Paper Finance Holdings One Limited Liability Company Senior Unsecured Term Loan	Dec. 31, 2009 Verso Paper Corp.	Sep. 30, 2012 Verso Paper Corp.	Dec. 31, 2011 Verso Paper Corp.
Related Party Transaction [Line Items]
Net sales to related parties		$ 157,961,000	$ 175,912,000	$ 138,760,000										$ 157,961,000	$ 175,912,000	$ 138,760,000
Net sales to related parties as a percent of total net sales														9.00%
Purchases from related parties		6,983,000	6,213,000	4,625,000										6,983,000	6,213,000	4,625,000
Accounts receivable from related parties		10,016,000	12,248,000											9,900,000	12,200,000
Accounts payable to related parties		743,000	808,000											700,000	800,000														700,000	900,000
Management agreement expiration date	Jun. 01, 2017	Jun. 01, 2017										Aug. 01, 2018	Aug. 01, 2018
Management fee as a percentage of aggregate enterprise value												1.00%	1.00%
Original maturity date					Dec. 29, 2040	Dec. 29, 2040			Dec. 29, 2040		Dec. 29, 2040											Feb. 01, 2013		Feb. 01, 2013
Interest payments, paid in kind																						4,500,000	4,100,000	5,500,000	5,100,000	8,900,000
Contributions to fund purchases of related party debt																											12,500,000
Related party term loans repurchased during the period				69,800,000																							46,800,000
Payments to repurchase related party debt																											12,400,000
Interest income, recognized		1,515,000															300,000	300,000	1,100,000	1,100,000	1,500,000
Interest expense, recognized by Investment fund		1,515,000					300,000	300,000	1,100,000	1,100,000	1,500,000
Distributions to pay expenses on the behalf of a related party																												2,900,000
Long-term debt	1,221,919,000	1,201,077,000	1,172,736,000		23,305,000	23,305,000	23,305,000		23,305,000		23,305,000
Interest Rate						6.50%	6.50%		6.50%		6.50%
Long-term notes receivable	23,305,000	23,305,000	23,305,000														23,305,000		23,305,000		23,305,000
Accrued interest receivable from Verso Finance																	100,000		100,000		100,000
Accrued interest payable to Verso Finance		$ 126,000					$ 100,000		$ 100,000		$ 100,000